CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Liabilities arising from insurance contracts and participating investment contracts		£ 116,060	£ 111,449
Retirement benefit assets		1,714	681
Net defined benefit liability		£ 245	£ 257
Duration of the defined benefit obligation		19 years	18 years
Deferred tax assets		£ 2,741	£ 2,666
Other provisions		1,915	3,323
Financial assets, at fair value		248,385	234,467
Financial liabilities, at fair value		49,959	47,265
Other intangible assets		4,140	3,808
Intangible assets		£ 4,140	3,808
Percentage decrease in post-tax income projection (in percent)		(1.00%)
Accumulated amortisation
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Intangible assets		£ 6,660	6,056	£ 5,490
Amortisation charge for the year		660	566
Capitalised software enhancements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Intangible assets		3,309	2,907
Capitalised software enhancements | Accumulated amortisation
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Intangible assets		2,585	2,051	1,555
Amortisation charge for the year		590	496
Brands
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Intangible assets		£ 380	380
Discount rate used in current estimate of value in use		9.31%
Growth rate used to extrapolate cash flow projections (in percent)		2.50%
Brands | Accumulated amortisation
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Intangible assets		£ 216	216	216
Amortisation charge for the year		0	0
Historical regulatory breaches
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Other provisions		642	£ 2,408
UK corporation tax:
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in deferred tax liability (asset)		63
UK corporation tax: | Change in UK tax rate
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in deferred tax liability (asset)		£ 420
Capitalised software enhancements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Remaining amortisation period of intangible assets material to entity		4 years 10 months 24 days	4 years 8 months 12 days
Brands
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Amortisation, effect of 1 percent decrease in discount rate utlized		£ 50
Actuarial assumption of discount rates | Decrease of 0.1%
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in the net defined benefit pension scheme liability		890	£ 784
Actuarial assumption of expected life expectancy of members | Increase of one year
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Decrease in the net defined benefit pension scheme liability		2,146	1,636
Defined benefit pension schemes
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Net defined benefit asset		1,578	550
Retirement benefit assets		1,714	681
Net defined benefit liability		136	131
Prior to offsetting of balances within same taxing jurisdiction
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Deferred tax assets		5,527	4,938	4,767
Prior to offsetting of balances within same taxing jurisdiction | Tax losses
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Deferred tax assets		4,064	3,611	£ 3,778
One year decrease in estimated useful life | Capitalised software enhancements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Amortisation charge for the year	£ 175
Annuitant mortality | Increase (reduction) in profit before tax
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in accounting estimate		£ 333	293
Annuitant mortality | Percentage reduction in rate
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Actuarial assumption of mortality rates (in percent)		0.95
In-Force
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Value of in-force insurance and participating investment contracts		£ 5,396	5,311
Acquired Value of Inforce Nonparticipating Investment Contracts		£ 221	£ 247